Non-controlling Interests (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Net loss	$ (1,512,918)	$ (3,621,884)	$ (2,898,510)
Total comprehensive loss	(1,507,826)	(3,652,468)	(2,903,451)
Net comprehensive loss attributable to NCI	(1,490,675)	(3,550,856)	(2,957,017)
Non controlling Interests [Member]
Statement [Line Items]
Revenue	0	0	0
Net loss	(226,776)	(1,604,168)	(193,317)
Other comprehensive income (loss)	5,693	1	(5,503)
Total comprehensive loss	(221,083)	(1,604,167)	(198,820)
Net loss attributable to NCI	(17,426)	(101,596)	(9,478)
Net comprehensive loss attributable to NCI	$ 276	$ (18)	$ (329)